Valuation And Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	$ 2,741,070,000	$ 2,508,914,000
Corporate Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	8,483,000
Government Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	5,523,000
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	95,450,000	80,962,000	$ 89,509,000
Additions (Charged to Costs and Expenses)	34,975,000	38,560,000	20,944,000
Deductions (Write-Offs and Actual Losses Incurred)	19,577,000	24,072,000	33,102,000
Balance at End of Period	110,848,000	95,450,000	80,962,000
Deduction from inventories	41,032,000	34,820,000	16,900,000
Other accrued expenses	69,816,000	60,630,000	64,062,000
Additions Resulting from Acquisitions	0	0	3,611,000
Provisions for Claims and Potential Contractual Penalties and Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	3,661,000	2,557,000	2,343,000
Additions (Charged to Costs and Expenses)	2,946,000	1,244,000	385,000
Deductions (Write-Offs and Actual Losses Incurred)	562,000	140,000	171,000
Balance at End of Period	6,045,000	3,661,000	2,557,000
Additions Resulting from Acquisitions	0	0	0
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,172,000	9,162,000	10,307,000
Additions (Charged to Costs and Expenses)	5,701,000	674,000	301,000
Deductions (Write-Offs and Actual Losses Incurred)	867,000	664,000	1,446,000
Balance at End of Period	14,006,000	9,172,000	9,162,000
Additions Resulting from Acquisitions	0	0	0
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	165,199,000	164,906,000	192,811,000
Additions (Charged to Costs and Expenses)	0	293,000	0
Deductions (Write-Offs and Actual Losses Incurred)	87,286,000	0	27,905,000
Balance at End of Period	77,913,000	165,199,000	164,906,000
Additions Resulting from Acquisitions	$ 0	$ 0	$ 0